UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21242

Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 3 (JHP)
March 31, 2009

Shares		Description (1)	Coupon		Ratings (2)	Value
		$25 Par (or similar) Preferred Securities – 93.2% (67.0% of Total Investments)
		Capital Markets – 6.3%
534,395		Deutsche Bank Capital Funding Trust II	6.550%		Aa3	$5,958,504
		Commercial Banks – 17.2%
30,100		ASBC Capital I	7.625%		A3	501,466
139,500		BAC Capital Trust XII	6.875%		Baa3	1,602,855
141,701		Banco Santander Finance, 144A	6.800%		Aa3	1,934,219
246,100		Banesto Holdings, Series A, 144A	10.500%		A1	4,914,322
44,500		CoBank ACB, 144A	7.000%		N/R	1,206,440
16,000		CoBank ACB	11.000%		A	731,288
12,200		Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A2	164,822
117,402		HSBC Finance Corporation	6.875%		A	2,019,314
7,000		Merrill Lynch Capital Trust I	6.450%		A+	63,770
5,500		Merrill Lynch Capital Trust II	6.450%		Baa3	49,940
100,278		National City Capital Trust II	6.625%		A2	1,398,878
51,521		Royal Bank of Scotland Group PLC, Series N	6.350%		Ba2	289,033
63,565		Zions Capital Trust B	8.000%		Baa1	1,250,959
		Total Commercial Banks				16,127,306
		Diversified Financial Services – 1.1%
113,800		ING Groep N.V.	7.050%		BBB	1,037,856
		Diversified Telecommunication Services – 2.4%
58,609		AT&T Inc.	6.375%		A	1,467,569
2,800		BellSouth Capital Funding (CORTS)	7.120%		A	55,825
4,600		BellSouth Corporation (CORTS)	7.000%		A	90,419
26,100		Verizon Communications (CORTS)	7.625%		A	620,397
		Total Diversified Telecommunication Services				2,234,210
		Electric Utilities – 11.4%
50,000		Entergy Louisiana LLC	7.600%		A-	1,249,000
199,047		Entergy Mississippi Inc.	7.250%		A-	4,806,985
14,800		FPL Group Capital Inc.	6.600%		A3	354,904
24,580		National Rural Utilities Cooperative Finance Corporation	5.950%		A3	499,957
32,300		PPL Energy Supply LLC	7.000%		BBB	805,885
131,200		Xcel Energy Inc.	7.600%		Baa2	3,045,152
		Total Electric Utilities				10,761,883
		Food Products – 0.7%
11,000		Dairy Farmers of America Inc., 144A	7.875%		BBB-	629,750
		Insurance – 23.4%
358,538		Aegon N.V.	6.375%		Baa1	2,294,643
190,583		Arch Capital Group Limited	8.000%		BBB-	3,783,073
53,300		Berkley WR Corporation, Capital Trust II	6.750%		BBB-	1,026,025
139,100		Delphi Financial Group, Inc.	8.000%		BBB+	2,119,884
90,400		Delphi Financial Group, Inc.	7.376%		BBB-	1,123,672
108,767		EverestRe Capital Trust II	6.200%		Baa1	1,791,392
142,875		Financial Security Assurance Holdings	6.250%		A+	1,271,588
173,800		PartnerRe Limited, Series C	6.750%		BBB+	3,100,592
71,643		PLC Capital Trust III	7.500%		BBB	723,594
41,900		PLC Capital Trust IV	7.250%		BBB	369,558
244,263		Protective Life Corporation	7.250%		BBB	2,308,285
67,144		Prudential PLC	6.750%		A-	857,429
3,300		RenaissanceRe Holdings Limited	6.600%		BBB+	52,305
73,466		RenaissanceRe Holdings Limited, Series B	7.300%		BBB+	1,224,678
		Total Insurance				22,046,718
		Media – 5.3%
58,700		CBS Corporation	6.750%		BBB	775,427
247,414		Viacom Inc.	6.850%		BBB	4,238,202
		Total Media				5,013,629
		Oil, Gas & Consumable Fuels – 3.4%
192,900		Nexen Inc.	7.350%		BB+	3,192,495
		Pharmaceuticals – 0.3%
8,600		Bristol-Myers Squibb Company (CORTS)	6.250%		A+	195,134
3,400		Bristol-Myers Squibb Company Trust (CORTS)	6.800%		A+	83,742
		Total Pharmaceuticals				278,876
		Real Estate/Mortgage – 18.3%
171,200		Developers Diversified Realty Corporation, Series G	8.000%		Ba1	975,840
2,300		Duke Realty Corporation, Series K	6.500%		Baa3	18,975
113,800		Duke Realty Corporation, Series L	6.600%		Baa3	1,000,302
125,400		Duke Realty Corporation, Series N	7.250%		Baa3	1,079,694
40,634		First Industrial Realty Trust, Inc., Series J	7.250%		Ba1	294,597
141,129		HRPT Properties Trust, Series B	8.750%		Baa3	1,615,927
130,011		HRPT Properties Trust, Series C	7.125%		Baa3	1,283,209
179,636		Kimco Realty Corporation, Series G	7.750%		Baa2	2,452,031
14,500		Prologis Trust, Series G	6.750%		Baa3	113,245
109,620		Public Storage, Inc.	6.750%		Baa1	1,901,907
14,000		Public Storage, Inc., Series H	6.950%		Baa1	252,140
77,300		Public Storage, Inc., Series Y	6.850%		Baa1	1,367,244
31,100		Realty Income Corporation	6.750%		Baa2	525,590
30,772		Regency Centers Corporation	7.450%		BBB	507,738
69,809		Regency Centers Corporation	7.250%		BBB-	1,100,888
37,500		United Dominion Realty Trust	6.750%		Baa3	652,125
80,367		Wachovia Preferred Funding Corporation	7.250%		A	926,631
87,600		Weingarten Realty Investors, Series F	6.500%		Baa3	980,244
9,100		Weingarten Realty Trust, Series E	6.950%		Baa3	118,300
		Total Real Estate/Mortgage				17,166,627
		Thrifts & Mortgage Finance – 0.1%
13,800		Countrywide Capital Trust IV	6.750%		Baa3	131,928
		Wireless Telecommunication Services – 3.3%
152,790		United States Cellular Corporation	8.750%		Baa2	3,132,195
		Total $25 Par (or similar) Preferred Securities (cost $153,696,839)				87,711,977

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 36.3% (26.1% of Total Investments)
		Capital Markets – 1.1%
4,300		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	$559,288
700		MUFG Capital Finance 2	4.850%	7/25/56	A2	494,027
		Total Capital Markets				1,053,315
		Commercial Banks – 20.3%
1,900		AgFirst Farm Credit Bank	7.300%	12/15/53	A	970,273
3,100		Barclays Bank PLC, 144A	8.550%	6/15/49	A	1,271,000
500		Barclays Bank PLC	7.434%	12/15/57	A	207,960
700		BBVA International Unipersonal	5.919%	4/18/58	Aa3	245,283
4,250		Credit Agricole, S.A.	6.637%	5/29/49	Aa3	1,277,890
1,000		First Empire Capital Trust I	8.234%	2/01/27	A3	669,664
500		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	198,490
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	A	7,173,236
1,000		HT1 Funding, GmbH	6.352%	6/30/57	Ba2	219,219
2,340		JPM Chase Capital XXV	6.800%	10/01/37	A1	1,553,395
2,500		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	775,043
500		Lloyd’s Banking Group PLC	6.413%	12/01/49	A3	115,104
2,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	683,322
1,000		Popular North American Capital Trust I	6.564%	9/15/34	Baa2	322,725
2,500		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	BBB-	556,250
1,200		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB	558,947
2,660		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A3	877,909
—	(3)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	Baa1	1,417,500
		Total Commercial Banks				19,093,210
		Diversified Financial Services – 1.1%
1,300		Fulton Capital Trust I	6.290%	2/01/36	A3	435,785
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	592,000
		Total Diversified Financial Services				1,027,785
		Diversified Telecommunication Services – 3.5%
5		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	3,313,800
		Insurance – 7.9%
2,300		AXA S.A., 144A	6.463%	12/14/49	BBB+	818,386
1,850		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	927,202
2,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	Baa2	641,340
1,000		MetLife Capital Trust IV	7.875%	12/15/67	Baa1	530,906
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	164,941
600		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa2	253,020
2,400		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	883,970
2,000		Progressive Corporation	6.700%	6/15/67	A2	900,776
1,500		Prudential Financial Inc.	8.875%	6/15/68	BBB+	713,321
500		Prudential PLC	6.500%	6/29/49	A-	225,000
3,000		XL Capital, Limited	6.500%	10/15/57	BBB-	570,447
2,000		ZFS Finance USA Trust V	6.500%	5/09/67	BBB+	820,972
		Total Insurance				7,450,281
		Real Estate – 0.2%
3,000		CBG Florida REIT Corporation	7.114%	11/15/49	CCC	151,980
		Road & Rail – 2.2%
2,785		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	2,023,667
		Thrifts & Mortgage Finance – 0.0%
3,257		Washington Mutual Preferred Funding Cayman, Series A-1, 144A, (4)	7.250%	3/15/49	N/R	2,280
1,516		Washington Mutual Preferred Funding Trust II, (4)	6.665%	3/15/57	N/R	1,061
		Total Thrifts & Mortgage Finance				3,341
		Total Capital Preferred Securities (cost $87,150,015)				34,117,379

Shares		Description (1)				Value
		Investment Companies – 3.9% (2.8% of Total Investments)
172,099		Blackrock Preferred Income Strategies Fund				$839,843
11,507		Blackrock Preferred Opportunity Trust				64,324
215,941		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				1,382,022
157,399		John Hancock Preferred Income Fund III				1,392,981
		Total Investment Companies (cost $11,102,008)				3,679,170

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		U.S. Government and Agency Obligations – 1.6% (1.2% of Total Investments)
$500		U.S. Treasury Notes, (5)	3.625%	10/31/09	AAA	$509,200
1,000		U.S. Treasury Notes, (5)	3.125%	11/30/09	AAA	1,017,618
$1,500		Total U.S. Government and Agency Obligations (cost $1,516,785)				1,526,818

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 4.1% (2.9% of Total Investments)
$3,873		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $3,873,351, collateralized by $2,585,000 U.S. Treasury Bonds, 7.500%, due 11/15/24, value $3,951,948	0.100%	4/01/09		$3,873,340
		Total Short-Term Investments (cost $3,873,340)				3,873,340
		Total Investments (cost $257,338,987) – 139.1%				130,908,684
		Borrowings – (19.2)% (6), (7)				(18,100,000)
		Other Assets Less Liabilities – (0.7)%				(622,369)
		FundPreferred Shares, at Liquidation Value – (19.2)% (6)				(18,100,000)
		Net Assets Applicable to Common Shares – 100%				$94,086,315

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2009:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
Citigroup Inc.	$42,000,000	Receive	1-Month USD-LIBOR	3.815%	Monthly	2/08/10	$(1,240,355)

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$87,796,019	$43,112,665	$—	$130,908,684
Derivatives*		—	(1,240,355)	—	(1,240,355)
Total		$87,796,019	$41,872,310	$—	$129,668,329
* Represents net unrealized appreciation (depreciation). Derivatives may include outstanding futures, forwards, and swap contracts.

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) "Disclosures about Derivative Instruments and Hedging Activities".  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$1,240,355

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Funds. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, recognition of income on REIT investments, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments was $257,802,831.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$35,266
Depreciation					(126,929,413)

Net unrealized appreciation (depreciation) of investments					$(126,894,147)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(3)	Principal Amount (000) rounds to less than $1,000.
(4)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(6)	Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments is 13.8% and 13.8%, respectively.
(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $73,632,865 have been pledged as collateral for Borrowings.

N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities
PPLUS	PreferredPlus Trust
USD-LIBOR	Unites States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.